RELATED PARTY TRANSACTIONS	12 Months Ended
Feb. 29, 2024
Related Parties Transactions
RELATED PARTY TRANSACTIONS [Text Block]

 12. RELATED PARTY TRANSACTIONS

Key management personnel include those persons having authority and responsibility for planning, directing, and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of executive and non-executive members of the Company's Board of Directors and corporate officers.

	Year ended	Year ended
	February 29	February 28
	2024	2023
	$	$
Exploration and evaluation
expenditures	-	254,242
Management and directors fees	2,067,000	1,987,584
Share-based compensation	10,818,516	6,662,194
	12,885,516	8,904,020

As at February 29, 2024, the Company owed $24,725 (February 28, 2023 - $4,608) to companies controlled by officers and directors of the Company for unpaid management fees and exploration and evaluation expenses which is included in accounts payable and accrued liabilities.

Transactions with Surge, which is deemed to be a related party, have been disclosed in note 6.

These transactions were in the normal course of operations.